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MetLife Investors USA Insurance Company
501 Boylston Street
Boston, MA  02116-3700

                                           May 4, 2004

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

      Re:    MetLife Investors USA Insurance Company and
             MetLife Investors USA Separate Account A
             File No. 333-60174 (Series C)
             Rule 497(j) Certification
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Commissioners:

      On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and Supplement to the May 1, 2004 Prospectus, each dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 27, 2004.

      If you have any questions, please contact me at (617) 578-3514.

                                           Sincerely,

                                           /s/  Michele H. Abate

                                           Michele H. Abate